Share-Based Compensation (Details 1) (2009 Incentive Plan [Member], USD $)	6 Months Ended
Jun. 30, 2012
2009 Incentive Plan [Member]
Shares Balance as of January 1, 2012	640,000
Shares Vested	0
Shares Balance as of June 30, 2012	640,000
Weighted average grant-date fair value Balance as of January 1, 2012	$ 6.34
Weighted average grant-date fair value Vested	$ 0
Weighted average grant-date fair value Balance as of June 30, 2012	$ 6.34